Operations (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Feb. 09, 2018	Jun. 30, 2017
Assets
Investment properties	R$ 548,717	R$ 557,152		R$ 389,799
Assets	R$ 1,357,614	R$ 1,179,599
Agropecuaria Moroti S.A. [Member] | Book value [Member]
Assets
Accounts receivable, inventories and other receivables			R$ 4,616
Recoverable taxes			13
Investment properties			129,750
Other property and equipment other than land			67
Assets			134,446
Liabilities
Trade payables, current and deferred taxes and other liabilities			254
Loans			18,714
Liabilities			18,968
Total			115,478
Agropecuaria Moroti S.A. [Member] | Effect of fair value measurement [Member]
Assets
Accounts receivable, inventories and other receivables			36
Recoverable taxes			(13)
Investment properties			11,202
Other property and equipment other than land			277
Assets			11,502
Liabilities
Trade payables, current and deferred taxes and other liabilities			6,322
Loans			82
Liabilities			6,404
Total			5,098
Agropecuaria Moroti S.A. [Member] | Fair value [Member]
Assets
Accounts receivable, inventories and other receivables			4,652
Recoverable taxes
Investment properties			140,952
Other property and equipment other than land			344
Assets			145,948
Liabilities
Trade payables, current and deferred taxes and other liabilities			6,576
Loans			18,796
Liabilities			25,372
Total			R$ 120,576